COMMON STOCK WARRANTS	8 Months Ended	9 Months Ended
	Oct. 31, 2017	Jul. 31, 2018
Equity [Abstract]
COMMON STOCK WARRANTS

NOTE 8 – COMMON STOCK WARRANTS

Between March 1, 2017 and October 31, 2017 the Company (Successor) did not sell any commons stock units, each unit outstanding as of October 31, 2017 consists of one share of our common stock, and one warrant to purchase one share of common stock within 24 months of issuance, for $2.00.The warrants vested upon grant date and will expire between February 8, 2018 and October 31, 2018. None expired during the eight months ended October 31, 2017.

A summary of our stock warrant activity for the period from March 1, 2017 through October 31, 2017 is as follows:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life

Outstanding at beginning of period - March 1, 2017	515,000	2.00	1.40
Outstanding at end of period - October 31, 2017	515,000	$2.00	1.40

Exercisable at end of period - October 31, 2017	515,000	$2.00	-

NOTE 8 – COMMON STOCK WARRANTS

Between March 1, 2017 and October 31, 2017 the Company (successor) did not sell any commons stock units, each unit outstanding as of October 31, 2017 consists of one share of our common stock, and one warrant to purchase one share of common stock within 24 months of issuance, for $2.00.The warrants vested upon grant date and will expire between February 8, 2018 and October 31, 2018. None expired during the eight months ended October 31, 2017.

A summary of our stock warrant activity for the period through October 31, 2017 is as follows:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life

Outstanding at beginning of period	-	-	-
Granted during the period ended October 31, 2017	475,000	$2.00	$0.07
Granted during the three months ended January 31, 2017	40,000	2.00	0.09
Outstanding at end of period	515,000	$2.00	$0.73

Excerciseable at end of period	515,000	$2.00	$0.73